Consolidated Income Statement - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net sales		$ 10,319	$ 9,836	$ 9,370
Other revenues		82	75	85
Net sales and other revenues		10,401	9,911	9,455
Cost of net sales		(4,592)	(4,328)	(4,141)
Cost of other revenues		(64)	(71)	(67)
Gross profit		5,745	5,512	5,247
Selling, general & administration		(3,449)	(3,250)	(3,209)
Research & development		(990)	(876)	(828)
Other income		169	77	80
Other expense		(115)	(50)	(251)
Operating income		1,360	1,413	1,039
Interest expense		(204)	(192)	(189)
Other financial income & expense		22	43	(18)
Share of (loss) from associated companies		(18)	(8)	0
Income before taxes		1,160	1,256	832
Taxes		(180)	(238)	142
Net income		980	1,018	974
Net income attributable to:
Shareholders of Alcon Inc.		980	1,018	974
Non-controlling interests		$ 0	$ 0	$ 0
Earnings per share
Basic (in dollars per share)	[1]	$ 1.99	$ 2.06	$ 1.98
Diluted (in dollars per share)	[1]	$ 1.98	$ 2.05	$ 1.96
Weighted average number of shares outstanding (millions)
Basic (in shares)		493.2	494.4	493.0
Diluted (in shares)		496.2	497.5	496.5

[1]	Earnings per share is calculated on the amount of net income attributable to shareholders of Alcon Inc.